SCHEDULE OF ACCOUNTS RECEIVABLE ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Beginning balance		$ 272,550	$ 213,787	$ 213,787	$ 148,520
Additions	[1]			196,164	124,242
Provision for bad debts		62,100	115,495	45,953
Acquisition of subsidiary			185,561
Recoveries/Write offs		(72,350)		(165,227)	(63,076)
Effect of translation		(14,547)	(31,497)	(18,127)	4,101
Ending balance		$ 247,753	$ 483,346	$ 272,550	$ 213,787

[1]	Due to the acquisition of subsidiaries during the years ended December 31, 2022 and 2021